Disclosure of Detailed Information About Investment Property (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	$ 637
Investment properties, closing amount	598	$ 637
Cost [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	1,130	990
Additions	11	20
Disposals	(1)	(3)
Transfer from (to) inventories and owner-occupied property, investment property	3	129
Increase (decrease) through net exchange differences, investment property	1	(6)
Investment properties, closing amount	1,144	1,130
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	(493)	(447)
Disposals	1	3
Increase (decrease) through net exchange differences, investment property	(1)	3
Depreciation, investment property	53	52
Investment properties, closing amount	$ (546)	$ (493)